Note A - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Building [Member] | Minimum [Member]
Lives	20 years
Building [Member] | Maximum [Member]
Lives	50 years
Machinery and Equipment [Member] | Minimum [Member]
Lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Lives	15 years
Software Development [Member] | Minimum [Member]
Lives	3 years
Software Development [Member] | Maximum [Member]
Lives	5 years